Note 8 - Stockholders' Equity - Preferred Stock Summary (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, shares outstanding (in shares)		100	2,486
Preferred Stock	$ 0	$ 76,095	$ 1,932,433
Series B Convertible Preferred Stock [Member]
Preferred stock, shares outstanding (in shares)	0	100	100
Preferred Stock		$ 76,095	$ 76,095
Series H Convertible Preferred Stock [Member]
Preferred stock, shares outstanding (in shares)		0	1,686
Preferred Stock		$ 0	$ 1,156,338
Series I Convertible Preferred Stock [Member]
Preferred stock, shares outstanding (in shares)		0	700
Preferred Stock		$ 0	$ 700,000